Segment reporting - Segment information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment reporting
Revenue	$ 1,181	$ 1,045	$ 8,172	$ 4,099	$ 4,652	$ 4,633	$ 3,752
Loss from operations	41,709	18,363	88,601	38,536	60,749	26,601	26,180
Depreciation and amortization					4,250	4,039	3,876
Segment Assets	294,802		294,802		153,531	71,721	52,777
Expenditures for segment assets					15,181	15,003	4,006
Investments subject to significant influence					7,701	7,727	14,438
Operating segments
Segment reporting
Revenue					4,652	4,633	3,752
Segment Assets	294,802	144,857	294,802	144,857
Intersegment revenues
Segment reporting
Revenue					112	135	117
Critical Metals
Segment reporting
Loss from operations					53,188	21,054	18,477
Depreciation and amortization					826	790	595
Segment Assets					119,738	52,041	33,502
Expenditures for segment assets					14,832	14,911	3,969
Investments subject to significant influence					7,701	7,727	14,438
Critical Metals | Operating segments
Segment reporting
Revenue						185	278
Segment Assets	267,548	106,723	267,548	106,723
Data Processing
Segment reporting
Loss from operations					633	752	1,293
Depreciation and amortization					2,865	2,783	2,718
Segment Assets					6,152	10,348	11,802
Expenditures for segment assets					8	7	5
Data Processing | Operating segments
Segment reporting
Revenue					4,512	4,212	3,032
Segment Assets	6,542	8,008	6,542	8,008
Data Processing | Intersegment revenues
Segment reporting
Revenue					112	135	117
Energy Storage
Segment reporting
Loss from operations					6,928	4,795	6,410
Depreciation and amortization					559	466	563
Segment Assets					27,641	9,332	7,473
Expenditures for segment assets					341	85	32
Energy Storage | Operating segments
Segment reporting
Revenue					$ 140	$ 236	$ 442
Segment Assets	$ 20,712	$ 30,126	$ 20,712	$ 30,126